Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure of Property, Plant and Equipment
The changes in cost and accumulated depreciation and impairment losses are as follows:
(Cost)

	Yen in millions
	Land	Buildings	Machinery and equipment	Vehicles and equipment on operating leases	Construction in progress	Total
Transition date Balance as of April 1, 2019	1,359,271	4,833,278	11,956,773	6,139,163	656,067	24,944,551

Additions	45,791	80,490	379,749	2,188,621	732,114	3,426,765
Sales or disposal	(9,805)	(41,613)	(514,608)	(2,232,596)	(3,204)	(2,801,827)
Reclassification from construction in progress	10,510	112,228	665,968	97	(788,803)	—
Foreign currency translation adjustments	(12,252)	(80,920)	(303,095)	(167,022)	(21,350)	(584,639)
Other	(74,551)	(162,012)	(205,338)	570	(57,363)	(498,694)

Balance as of March 31, 2020	1,318,964	4,741,451	11,979,449	5,928,833	517,460	24,486,156

Additions	22,720	90,363	414,934	2,281,434	639,205	3,448,655
Sales or disposal	(13,005)	(36,586)	(472,197)	(2,163,259)	(4,846)	(2,689,893)
Reclassification from construction in progress	6,890	101,216	485,705	537	(594,347)	—
Foreign currency translation adjustments	13,448	57,952	262,808	180,976	20,493	535,677
Other	(3,979)	44,811	83,252	(24,799)	97,910	197,195

Balance as of March 31, 2021	1,345,037	4,999,206	12,753,951	6,203,721	675,875	25,977,791

(Accumulated depreciation and impairment losses)

	Yen in millions
	Land	Buildings	Machinery and equipment	Vehicles and equipment on operating leases	Construction in progress	Total
Transition date Balance as of April 1, 2019	(4,274)	(3,097,623)	(9,715,155)	(1,442,093)	(1,301)	(14,260,446)

Depreciation	—	(120,075)	(633,167)	(774,846)	—	(1,528,087)
Impairment losses	(2,446)	(4,023)	(8,319)	—	(19)	(14,807)
Sales or disposal	1,467	31,119	465,994	736,055	—	1,234,635
Foreign currency translation adjustments	138	41,716	212,323	35,940	60	290,177
Other	1,057	94,335	172,429	58,487	81	326,388

Balance as of March 31, 2020	(4,058)	(3,054,551)	(9,505,895)	(1,386,459)	(1,178)	(13,952,141)

Depreciation	—	(118,975)	(673,612)	(770,354)	—	(1,562,940)
Impairment losses	—	—	—	—	(70)	(70)
Sales or disposal	12	24,717	443,307	748,189	—	1,216,226
Foreign currency translation adjustments	(240)	(34,630)	(204,607)	(39,880)	(50)	(279,408)
Other	(211)	(6,299)	(64,468)	81,587	1,085	11,695

Balance as of March 31, 2021	(4,497)	(3,189,737)	(10,005,275)	(1,366,916)	(213)	(14,566,638)

Disclosure of Vehicles and Equipment on Operating Leases
Vehicles and equipment on operating leases consist of the following:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Vehicles	6,124,664	5,911,838	6,190,558
Equipment	14,499	16,994	13,164

	6,139,163	5,928,833	6,203,721
Less - Accumulated depreciation	(1,442,093)	(1,386,459)	(1,366,916)

Vehicles and equipment on operating leases, net	4,697,070	4,542,374	4,836,805

Disclosure of Future Rentals from Vehicles and Equipment on Operating Leases
Future expenses from vehicles and equipment on operating leases are due in installments and rental income separated as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Within 1 year	805,907	802,112	857,997
Between 1 and 2 years	537,742	531,094	583,059
Between 2 and 3 years	245,145	241,459	282,477
Between 3 and 4 years	50,834	59,416	55,838
Between 4 and 5 years	9,860	13,457	18,873
Later than 5 years	1,983	6,196	5,706

Total future rentals	1,651,471	1,653,733	1,803,950